Short-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investment [Line Items]
Short-term investments	$ 756,543	$ 580,026
Unrestricted
Investment [Line Items]
Short-term investments	688,796	489,596
Affected by drawing restrictions related to minimum reserve and derivative margin requirements
Investment [Line Items]
Short-term investments	67,747	90,430
Affected by drawing restrictions related to minimum reserve and derivative margin requirements | Interest earning demand and term deposits
Investment [Line Items]
Short-term investments	67,747	90,430
Maturing within three months | Unrestricted
Investment [Line Items]
Short-term investments	321,566	415,072
Maturing between three to six months | Unrestricted
Investment [Line Items]
Short-term investments	223,239	74,524
Maturing between six to twelve months | Unrestricted
Investment [Line Items]
Short-term investments	$ 143,991	$ 0